Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Computer and office equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Lab equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	shorter of useful life or lease term
Machinery [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	7 years
Machinery [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Furniture [Member]
Property, Plant and Equipment, Useful Life	7 years